Income Taxes Reconciliation of Income Tax Satutory Rate (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate		35.00%
Income tax expense (benefit) at U.S. statutory rate of 35 percent		$ 212	$ (172)
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Impairment Losses, Amount		105	241
Income Tax Reconciliation, Nondeductible Expense, Premium on Debt Retirement		(10)	0
Effective Income Tax Rate Reconciliation, Tax Settlement, Foreign, Amount		(8)	0
Increase (reduction) in income taxes resulting from:
State income taxes (net of federal income tax effects)		55	41
Other		3	(17)
Total income tax expense from continuing operations		357	93		$ 54
Corporate Subsidiaries [Member]
Income tax expense (benefit) at U.S. statutory rate of 35 percent	[1]	212	(172)
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Impairment Losses, Amount		105	241
Income Tax Reconciliation, Nondeductible Expense, Premium on Debt Retirement		(10)	0	[1]
Effective Income Tax Rate Reconciliation, Tax Settlement, Foreign, Amount		(8)	0	[1]
Increase (reduction) in income taxes resulting from:
State income taxes (net of federal income tax effects)	[1]	9	31
Other	[1]	3	(16)
Total income tax expense from continuing operations		311	84
Partnership [Member]
Income tax expense (benefit) at U.S. statutory rate of 35 percent		0	0
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Impairment Losses, Amount		0	0
Income Tax Reconciliation, Nondeductible Expense, Premium on Debt Retirement		0	0
Effective Income Tax Rate Reconciliation, Tax Settlement, Foreign, Amount		0	0
Increase (reduction) in income taxes resulting from:
State income taxes (net of federal income tax effects)		46	10
Other		0	(1)
Total income tax expense from continuing operations		$ 46	$ 9

[1]	Includes ETP Holdco, Susser, Oasis Pipeline Company, Susser Petroleum Property Company LLC, Aloha Petroleum Ltd, Pueblo, Inland Corporation, Mid-Valley Pipeline Company and West Texas Gulf Pipeline Company. ETP Holdco, which was formed via the Sunoco Merger and the ETP Holdco Transaction (see Note 3), includes Sunoco, Inc. and Panhandle. ETE held a 60% interest in ETP Holdco until April 30, 2013. Subsequent to the ETP Holdco Acquisition (see Note 3) on April 30, 2013, ETP owns 100% of ETP Holdco.